PENSION AND OTHER POST-RETIREMENT BENEFITS (Tables)	12 Months Ended
Oct. 30, 2011
PENSION AND OTHER POST-RETIREMENT BENEFITS
Schedule of net periodic cost of defined benefit plans

	Pension Benefits			Post-retirement Benefits
(in thousands)	2011	2010	2009	2011	2010	2009
Service cost	$ 24,206	$ 21,998	$ 18,004	$ 2,219	$ 2,477	$ 2,262
Interest cost	50,282	48,305	47,251	18,891	20,703	22,464
Expected return on plan assets	(62,989)	(55,128)	(52,296)	–	–	–
Amortization of prior service cost	(607)	(607)	(607)	4,341	4,341	5,505
Recognized actuarial loss (gain)	16,633	16,133	5,142	(4)	2,377	(841)
Settlement charges	–	1,192	6,788	–	–	–
Curtailment charge	–	131	–	–	–	–
Special termination cost	–	386	–	–	109	–
Net periodic cost	$ 27,525	$ 32,410	$ 24,282	$25,447	$30,007	$29,390

Schedule of reconciliation of the beginning and ending balances of the benefit obligation, the fair value of plan assets, and the funded status of the plans

	Pension Benefits		Post-retirement Benefits
(in thousands)	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$878,630	$785,560	$346,707	$346,106
Service cost	24,206	21,998	2,219	2,477
Interest cost	50,282	48,305	18,891	20,703
Plan amendments	(51,283)	–	(2,082)	–
Special termination cost	–	386	–	109
Actuarial loss	84,958	64,231	7,276	2,446
Benefits paid	(44,167)	(41,850)	(21,877)	(25,134)
Benefit obligation at end of year	$942,626	$878,630	$351,134	$346,707

	Pension Benefits		Post-retirement Benefits
(in thousands)	2011	2010	2011	2010
Change in plan assets:
Fair value of plan assets at beginning of year	$802,449	$689,759	$ –	$ –
Actual return on plan assets	86,748	81,993	–	–
Employee contributions	–	–	2,749	2,362
Employer contributions	25,893	72,547	26,120	29,304
Benefits paid	(44,167)	(41,850)	(28,869)	(31,666)
Fair value of plan assets at end of year	$870,923	$802,449	$ –	$ –
Funded status at end of year	$(71,703)	$(76,181)	$(351,134)	$(346,707)

Schedule of amounts recognized in the Consolidated Statements of Financial Position

	Pension Benefits		Post-retirement Benefits
(in thousands)	2011	2010	2011	2010
Pension assets	$ 80,208	$ 61,272	$ –	$ –
Accrued expenses	(2,924)	(3,273)	(26,433)	(25,889)
Pension and post-retirement benefits	(148,987)	(134,180)	(324,701)	(320,818)
Net amount recognized	$ (71,703)	$ (76,181)	$(351,134)	$(346,707)

Schedule of weighted-average actuarial assumptions used to determine defined benefit pension plan obligations

	2011	2010
Discount rate	5.33%	5.82%
Rate of future compensation increase (for plans that base benefits on final compensation level)	3.93%	4.03%

Schedule of weighted-average actuarial assumptions used to determine net periodic pension cost

	2011	2010	2009
Discount rate	5.82%	6.28%	7.30%
Rate of future compensation increase (for plans that base benefits on final compensation level)	4.03%	4.08%	4.09%
Expected long-term return on plan assets	8.00%	8.25%	8.25%

Schedule of effects of one-percentage-point change in assumed discount rate, expected long-term rate of return on plan assets, rate of future compensation increase, and health care cost trend rate

1-Percentage-Point
	Expense		Benefit Obligation
(in thousands)	Increase	Decrease	Increase	Decrease
Pension Benefits:
Discount rate	$(10,652)	$13,153	$(111,456)	$138,020
Expected long-term rate of return on plan assets	$ 3,664	$ (3,664)	-	-
Rate of future compensation increase	$ 2,196	$ (2,108)	$ 11,060	$ (10,660)
Post-retirement Benefits:
Discount rate	$936	$ 2,564	$ (33,208)	$ 39,679
Health care cost trend rate	$ 1,774	$ (1,478)	$ 32,101	$ (27,631)

Schedule of actual and target weighted-average asset allocations for pension plan assets

	2011		2010
Asset Category	Actual	Target Range	Actual	Target Range
Large Capitalization Equity	22.1%	20-35%	24.1%	22-32%
Hormel Foods Corporation Stock	5.7%	0-10%	9.0%	-
Small Capitalization Equity	11.9%	5-15%	14.0%	3-13%
International Equity	18.1%	15-25%	17.8%	15-25%
Private Equity	2.5%	0-15%	1.2%	0-15%
Total Equity Securities	60.3%	55-75%	66.1%	55-75%
Fixed Income	38.3%	25-45%	31.8%	25-45%
Cash and Cash Equivalents	1.4%	-	2.1%	-

Schedule of benefits expected to be paid over the next ten fiscal years

		Post-
	Pension	retirement
(in thousands)	Benefits	Benefits
2012	$ 44,334	$ 23,826
2013	45,309	22,359
2014	47,464	22,534
2015	49,769	22,646
2016	52,449	22,680
2017 - 2021	308,135	108,761

Schedule of fair values of the defined benefit pension plan investments

	Fair Value Measurements at October 30, 2011
		Quoted Prices
		in Active	Significant Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
(in thousands)	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
Investments at Fair Value:
Cash equivalents(1)	$ 11,732	$ 11,732	$ -	$ -
Large Capitalization Equity(2)
Domestic	$215,924	$191,158	$ 24,766	$ -
Foreign	26,103	26,103	-	-
Total Large Capitalization Equity	$242,027	$217,261	$ 24,766	$ -
Small Capitalization Equity(3)
Domestic	$ 92,083	$ 92,083	$ -	$ -
Foreign	11,585	11,585	-	-
Total Small Capitalization Equity	$103,668	$103,668	$ -	$ -
International Equity(4)
Mutual fund	$ 38,757	$ -	$ 38,757	$ -
Collective trust	119,239	-	119,239	-
Total International Equity	$157,996	$ -	$157,996	$ -
Private Equity(5)
Domestic	$ 18,794	$ -	$ -	$18,794
International	3,053	-	-	3,053
Total Private Equity	$ 21,847	$ -	$ -	$21,847
Total Equity	$525,538	$320,929	$182,762	$21,847
Fixed Income(6)
US government issues	$118,863	$118,863	$ -	$ -
Municipal issues	18,463	18,463	-	-
Corporate issues – domestic	165,778	112,767	53,011	-
Corporate issues – foreign	30,549	30,549	-	-
Total Fixed Income	$333,653	$280,642	$ 53,011	$ -
Total Investments at Fair Value	$870,923	$613,303	$235,773	$21,847

	Fair Value Measurements at October 31, 2010
		Quoted Prices
		in Active	Significant Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
(in thousands)	Total Fair Value	(Level 1)	(Level 2)	(Level 3)
Investments at Fair Value:
Cash equivalents(1)	$ 16,642	$ 16,642	$ -	$ -
Large Capitalization Equity(2)
Domestic	$247,748	$215,152	$ 32,596	$ -
Foreign	18,023	18,023	-	-
Total Large Capitalization Equity	$265,771	$233,175	$ 32,596	$ -
Small Capitalization Equity(3)
Domestic	$101,953	$101,953	$ -	$ -
Foreign	10,206	10,206	-	-
Total Small Capitalization Equity	$112,159	$112,159	$ -	$ -
International Equity(4)
Mutual fund	$ 40,301	$ -	$ 40,301	$ -
Collective trust	102,566	-	102,566	-
Total International Equity	$142,867	$ -	$142,867	$ -
Private Equity(5)
Domestic	$ 6,951	$ -	$ -	$6,951
International	2,377	-	-	2,377
Total Private Equity	$ 9,328	$ -	$ -	$9,328
Total Equity	$530,125	$345,334	$175,463	$9,328
Fixed Income(6)
US government issues	$106,987	$106,987	$ -	$ -
Municipal issues	1,931	1,931	-	-
Corporate issues – domestic	124,802	87,181	37,621	-
Corporate issues – foreign	21,878	21,878	-	-
Total Fixed Income	$255,598	$217,977	$ 37,621	$ -
Other
Real Estate - mineral interest	$ 3	$ -	$ -	$ 3
Total Other	$ 3	$ -	$ -	$ 3
Total Investments at Fair Value	$802,368	$579,953	$213,084	$9,331

The following is a description of the valuation methodologies used for instruments measured at fair value, including the general classification of such instruments pursuant to the valuation hierarchy:

(1)	Cash Equivalents: These Level 1 investments consist primarily of money market mutual funds that are highly liquid and traded in active markets.

(2)

Large Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investment includes a mutual fund consisting of a mix of U.S. common stocks that is valued at the publicly available net asset value (NAV) of shares held by the pension plans at year end.

(3)

Small Capitalization Equity: The Level 1 investments include a mix of predominately U.S. common stocks and foreign common stocks, which are valued at the closing price reported on the active market in which the individual securities are traded.

(4)

International Equity: These Level 2 investments include a mix of collective investment funds and mutual funds. The mutual funds are valued at the publicly available NAV of shares held by the pension plans at year end. The value of the collective investment funds is based on the fair value of the underlying investments and the NAV can be calculated for these funds.

(5)

Private Equity: These Level 3 investments consist of various collective investment funds, which are managed by a third party, that invest in a well diversified portfolio of equity investments from top performing, high quality firms that focus on U.S. and foreign small to mid markets; and venture capitalists and entrepreneurs with a concentration in areas of innovation. Investment strategies include buyouts, growth capital, build-ups, and distressed; and early stages of company development mainly in the U.S. The fair value of the units for these investments is based on the fair value of the underlying investments, and the NAV can be calculated for these funds.

(6)

Fixed Income: The Level 1 investments include a mix of U.S. government and municipal securities, and domestic and foreign securities, which are valued at the closing price reported on the active market in which the individual securities are traded. The Level 2 investments consist primarily of mutual funds invested in long duration corporate bonds that are valued at the publicly available NAV of shares held by the pension plans at year end.

Schedule of reconciliation of the beginning and ending balance of the investments measured at fair value using significant unobservable inputs (Level 3)

(in thousands)	2011	2010

Beginning Balance, October 31, 2010	$ 9,331	$ 3,108
Purchases, issuances, and settlements (net)	9,886	5,373
Unrealized gains	2,633	717
Realized (losses) gains	(3)	124
Interest and dividend income	-	9
Ending Balance, October 30, 2011	$ 21,847	$ 9,331